Financial instruments - Financial liabilities at fair value through profit or loss (Details) £ in Thousands	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 $ / shares	Dec. 31, 2023 GBP (£)
Level 1 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	£ 610		£ 907
Level 3 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	112,770		109,291
Convertible senior secured notes
Financial instruments
Carrying Value	197,101		187,061
Convertible senior secured notes | Level 3 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	112,770		109,291
Warrant liabilities | Level 1 | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	£ 610		£ 907
Value per warrant | $ / shares		$ 0.04